Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions
Related party transactions

3. Related party transactions

The Partnership has the following balances with related parties, which have been included in the unaudited condensed consolidated statements of financial position:

Amounts due to related parties
	December 31, 2019	June 30, 2020
Due to GasLog LNG Services (a)	4,908	5,659
Due to GasLog (b)	734	881
Total	5,642	6,540
(a)	The balances represent mainly payments made by GasLog LNG Services on behalf of the Partnership.
(b)	The balances represent mainly payments made by GasLog on behalf of the Partnership.

Loans due to related parties

The main terms of the revolving credit facility of $30,000 with GasLog (the “Sponsor Credit Facility”) have been disclosed in the annual consolidated financial statements for the year ended December 31, 2019. Refer to Note 7 "Borrowings".

As of December 31, 2019, and June 30, 2020, the amount outstanding under the Sponsor Credit Facility was nil.

Cash collateral held with related parties

As of June 30, 2020, the Partnership had deposited an amount of $15,000 with GasLog (Note 6) as collateral for the interest rate swaps and forward foreign exchange contracts in effect held with GasLog, pursuant to a Credit Support Annex entered into between GasLog Partners and GasLog on March 16, 2020. The agreement is appended to the International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreement between GasLog Partners and GasLog signed in November 2016. The amount required to be deposited will be recalculated on a weekly basis until December 31, 2020. It is based on the aggregate valuation of such derivative instruments on each date and cannot exceed $15,000.

The Partnership had the following transactions with related parties, which have been included in the unaudited condensed consolidated statements of profit or loss for the three and six months ended June 30, 2019 and 2020:

			For the three months ended		For the six months ended
Company	Details	Account	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020

GasLog	Commercial management fee(i)	General and administrative expenses	1,350	1,350	2,700	2,700
GasLog	Administrative services fee(ii)	General and administrative expenses	2,279	1,959	4,406	3,919
GasLog LNG Services	Management fees(iii)	Vessel operating costs	1,932	1,932	3,864	3,864
GasLog LNG Services	Other vessel operating costs	Vessel operating costs	10	20	20	30
GasLog	Commitment fee under Sponsor Credit Facility	Financial costs	76	76	151	152
GasLog	Realized (gain)/loss on interest rate swaps (Note 14)	(Loss)/gain on derivatives	(831)	832	(1,928)	1,125
GasLog	Realized loss on forward foreign exchange contracts held for trading (Note 14)	(Loss)/gain on derivatives	451	234	818	409
Cool Pool(iv)	Adjustment for net pool allocation	Net pool allocation	(1,024)	—	(1,058)	—
(i)	Commercial Management Agreements

Upon completion of the initial public offering ("IPO") on May 12, 2014, the vessel-owning subsidiaries of the Initial Fleet entered into amended commercial management agreements with GasLog (the “Amended Commercial Management Agreements”), pursuant to which GasLog provides certain commercial management services, including chartering services, consultancy services on market issues and invoicing and collection of hire payables, to the Partnership. The annual commercial management fee under the amended agreements is $360 for each vessel payable quarterly in advance in lump sum amounts. In December 2013, GAS- seven Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $540 that was amended to $360 when the vessel was acquired by the Partnership on November 1, 2016. Additionally, in June 2015, GAS- eight Ltd. entered into a commercial management agreement with GasLog for an annual commercial management fee of $360.

The same provisions are included in the commercial management agreements that GAS- eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into with GasLog upon the deliveries of the GasLog Greece, the GasLog Glasgow, the GasLog Geneva, the GasLog Gibraltar, the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Becki Anne, respectively, into GasLog’s fleet in March 2016, June 2016, September 2016, October 2016, April 2014, June 2014 and March 2015 (together with the Amended Commercial Management Agreements and the commercial management agreements entered into by GAS -seven Ltd. and GAS-eight Ltd. with GasLog, the “Commercial Management Agreements”).

(ii)	Administrative Services Agreement

Upon completion of the IPO on May 12, 2014, the Partnership entered into an administrative services agreement (the “Administrative Services Agreement”) with GasLog, pursuant to which GasLog will provide certain management and administrative services. The services provided under the Administrative Services Agreement are provided as the Partnership may direct, and include bookkeeping, audit, legal, insurance, administrative, clerical, banking, financial, advisory, client and investor relations services. The Administrative Services Agreement will continue indefinitely until terminated by the Partnership upon 90 days’ notice for any reason in the sole discretion of the Partnership’s board of directors. For the year ended December 31, 2019, the service fee was amended to $608 per vessel per year. With effect from January 1, 2020, the service fee was reduced to $523 per vessel per year.

(iii)	Ship Management Agreements

Upon completion of the IPO on May 12, 2014, each of the vessel owning subsidiaries of the Initial Fleet entered into an amended ship management agreement (collectively, the “Amended Ship Management Agreements”) under which the vessel owning subsidiaries pay a management fee of $46 per month to the Manager and reimburse the Manager for all expenses incurred on their behalf. The Amended Ship Management Agreements also provide for superintendent fees of $1 per day payable to the Manager for each day in excess of 25 days per calendar year for which a superintendent performed visits to the vessels, an annual incentive bonus of up to $72 based on key performance indicators predetermined annually and contain clauses for decreased management fees in case of a vessel’s lay-up. The management fees are subject to an annual adjustment, agreed between the parties in good faith, on the basis of general inflation and proof of increases in actual costs incurred by the Manager. Each Amended Ship Management Agreement continues indefinitely until terminated by either party. The same provisions are included in the ship management agreements that GAS-sixteen Ltd., GAS-seventeen Ltd., GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd. and GAS-twenty seven Ltd. entered into with the Manager upon the deliveries of the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth, the Methane Heather Sally and the Methane Becki Anne,  respectively, into GasLog’s fleet in April 2014, June 2014 and March 2015 (together with the Amended Ship Management Agreements and the ship management agreement that GAS-seven Ltd. entered into with the Manager upon its vessel’s delivery from the shipyard in 2013, the “Ship Management Agreements”). In May 2015, the Ship Management Agreements were further amended to delete the annual incentive bonus and superintendent fees clauses and, in the case of GAS-seven Ltd., to also increase the fixed monthly charge to $46 with effect from April 1, 2015. In April 2016, the Ship Management Agreements were amended to consolidate all ship management related fees into a single fee structure. This single fee structure was already provided for in the ship management agreements that GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd. and GAS-fourteen Ltd. had entered into with GasLog upon the deliveries of the GasLog Greece in March 2016, the GasLog Glasgow in June 2016, the GasLog Geneva in September 2016 and the GasLog Gibraltar in October 2016, respectively (with a fixed monthly charge of $46).

(iv)

In the period from May 2018 until June 2019, the Partnership, through the GasLog Shanghai, participated in the Cool Pool, an LNG carrier pooling arrangement operated by GasLog and Golar LNG Ltd. (the "Cool Pool") to market their vessels operating in the LNG shipping spot market.